Common Stock and Capital Surplus (Changes in Number of Issued Shares of Common Stock) (Detail) - Common Stock [Member] - shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Common Stock and Capital Surplus Disclosure [Line Items]
Balance at beginning of fiscal year	14,164,026,420	14,158,585,720	14,154,534,220
Issuance of new shares of common stock by way of exercise of the stock acquisition rights	4,827,400	5,440,700	4,051,500
Balance at end of fiscal year	14,168,853,820	14,164,026,420	14,158,585,720